GOODWILL (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) item	Dec. 31, 2021 USD ($)
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill, beginning balance	$ 2,989	$ 2,928
Exchange adjustment	42	35
Acquisitions	84	96
Goodwill, ending balance	$ 3,031	2,989
Number of Cash Generating Units | item	4
Orthopaedics
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill, beginning balance	$ 897
Goodwill, ending balance	$ 953	$ 897
Pre-tax discount rate	10.10%	9.50%
Required decrease in trading margin	330.00%
Headroom	$ 600	$ 1,100
Orthopaedics | Weighted average
Disclosure of reconciliation of changes in goodwill [line items]
Revenue growth rates	2.00%	2.00%
Sports Medicine & ENT
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill, beginning balance	$ 1,457
Goodwill, ending balance	$ 1,455	$ 1,457
Pre-tax discount rate	10.10%	9.50%
Sports Medicine & ENT | Weighted average
Disclosure of reconciliation of changes in goodwill [line items]
Revenue growth rates	2.00%	2.00%
Advanced Wound Management
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill, beginning balance	$ 635
Goodwill, ending balance	$ 623	$ 635
Pre-tax discount rate	10.10%	9.50%
Advanced Wound Management | Weighted average
Disclosure of reconciliation of changes in goodwill [line items]
Revenue growth rates	2.00%	2.00%
Cost
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill, beginning balance	$ 2,989	$ 2,928
Exchange adjustment	(42)	(35)
Acquisitions	84	96
Goodwill, ending balance	$ 3,031	$ 2,989